Related Parties Transactions And Balances	12 Months Ended
Dec. 31, 2018
Related Parties Transactions And Balances
RELATED PARTIES TRANSACTIONS AND BALANCES

NOTE 20 - RELATED PARTIES TRANSACTIONS AND BALANCES:

"Related Parties" - As defined in IAS 24, "Related Party Disclosures" (hereinafter- "IAS 24").

Key management personnel - included together with other entities in the said definition of "related parties" in IAS 24, include the members of the Board of Directors and senior executives.

a.	Transactions with related parties:

1)	Compensation to related parties:

	Year ended December 31
	2018	2017	2016
	U.S. dollars in thousands
Payroll, bonuses, share based compensation and related expenses to interested parties employed by the Company	285	234	307
Management fees, consulting fees and bonuses to interested parties hired by the Company	185	344	166
Compensation to directors who are not employed by the Company	66	57	36

2)	Compensation to key management personnel:

The compensation paid to key management personnel for work services they provide to the Company is as follows:

	Year ended December 31
	2018	2017	2016
	U.S. dollars in thousands
Payroll and other short-term benefits	1,573	1,073	703
Bonuses and Commissions	146	178	-
Advisory fees	-	73	246
Management fees	185	222	166
Share-based payments	219	665	1,291
	2,123	2,211	2,406

b.	Other transactions with related parties:

1)	As part of the ongoing running of its business, the Company receives management services from the then Chairman of the Board of Directors, in consideration for a monthly payment of $15 thousand. In the years 2018, 2017 and 2016, the total amounts in respect of these engagements amounted to $185, $222 and $166 thousand, respectively. As of December 31, 2018 and December 31, 2017 the payable balance amounted to $15 thousand for each year.

2)	During 2017 and 2016, the Company employed related parties of its shareholders. The total amounts relating to those commitments amounted to $121 and $114 thousand, respectively. As of December 31, 2017, the payable balance amounted to $12 thousand.

3)	On February 4, 2015, the then Company's controlling shareholder and Chairman of the Board of Directors transferred to RSAccess an amount of approximately $62 thousand (242 thousand NIS), which was to be used to partly repay its debt to the Safe-T. The funds were transferred as a loan, which does not bear interest, with the aim that RSAccess will repay the loan as soon as possible out of revenue proceeds or out of investment proceeds it will receive from Safe-T. In September 2017, following the completion of the merger of RSAccess into Safe-T, the loan was fully repaid with no interest.

4)	During 2018 and 2017, the Company paid certain amounts to a subsidiary of a related party, who is a shareholder. The amounts were paid in respect of participation in revenues from services provided to a customer, including maintenance and support services. The total amount paid in the 12 months ended December 31, 2018 and 2017, were $10 thousand for each year.